Loans payable (Disclosure of detailed information about director loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ 680,585	$ (49,193)	$ 270,644
Director Loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	251,691	257,742	343,796
Additional loans (repayments)	50,000	0	(104,248)
Unrealized foreign exchange	22,132	(6,051)	18,194
Principal ending balance	$ 323,823	$ 251,691	$ 257,742